PIMCO RAE Global ex-US Fund Annual Fund Operating Expenses - PIMCO RAE Global ex-US Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.10%	[1]
Fee Waiver or Reimbursement	(0.55%)	[2]
Net Expenses (as a percentage of Assets)	0.55%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.20%	[1]
Fee Waiver or Reimbursement	(0.55%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.45%	[1]
Fee Waiver or Reimbursement	(0.55%)	[2]
Net Expenses (as a percentage of Assets)	0.90%

[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	PIMCO has contractually agreed, through October 31, 2026, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.